Organization and Principal Activities (Details) - Schedule of Consolidated Financial Statements Reflect the Activities of Sos Limited	12 Months Ended
Dec. 31, 2023
SOS Information Technology New York Inc. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A New York company Incorporated on July 15, 2020 A holding company
Activities	SOS NY
Yong Bao Two Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A British Virgin Island company Incorporated on February 29, 2020 A holding company
Activities	YBT
Canada XX Exchange Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	Digital asset exchange platform
Activities	Canada XX
US XX Exchange Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	Digital asset exchange platform
Activities	US XX
Future Technology Global Ltd. (HK) [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd.
Activities	Future Technology
FDW Limited [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 100% subsidiary of SOS Ltd.
Activities	FDW Limited
China SOS Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company
Activities	China SOS
FD LLC [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 51% owned JV with Niagara Development LLC
Activities	FD LLC
Qingdao SOS Investment Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 100% subsidiary of China SOS Limited, a WOFE
Activities	WFOE
Qingdao SOS Investment LLP [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)
Activities	Qingdao SOS
SOS Auto Service Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)
Activities	Other Subsidiary
SOS Industrial Holding Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A VIE of Qingdao SOS Management Consulting Co., Ltd.
Activities	VIE
Inner Mongolia SOS Insurance Agency Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region
Activities	Other Subsidiary
Common Prosperity Technology Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 50% subsidiary of SOS International Trading Co., Ltd. and another 50% owned by Qingdao SOS Investment LLP
Activities	Other Subsidiary
SOS International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd.
Activities	Other Subsidiary
SOS Ronghe Digital Technology Co., Ltd. (PRC) [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 69% subsidiary of SOS Information Technology Co,. Ltd.
Activities	Other Subsidiary
Weigou International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 99% subsidiary of Qingdao Investment LLP
Activities	Other Subsidiary
Shuyun International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 99% subsidiary of Qingdao Investment LLP
Activities	Other Subsidiary
Chexiaoer Technology Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.
Activities	Other Subsidiary
Hebei S Cloud Enterprise Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Abstract]
Background	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)
Activities	Other Subsidiary